U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

May 5, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Aegis Funds (the “Trust”)

File Nos. 333-106971 and 811-21399

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Aegis Value Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and Statement of Additional Information contained in the most recent amendment to the Registration Statement for the Trust dated April 30, 2022, and filed electronically as Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A on April 27, 2022.

If you have any questions regarding this filing, please call the undersigned at carl.gee@usbank.com or (414) 765-6873.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.

Assistant Vice President

For U.S. Bank Global Fund Services

cc: Justin Harrison, Aegis Financial Corporation

Paul M. Miller, Seward & Kissel LLP